Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net loss	$ (39,667)	$ (12,475)	$ (7,224)
Items not affecting cash
Depreciation and amortization	14,646	9,072	6,594
Amortization of deferred lease inducements	0	(69)	(70)
Amortization of finance costs	231	144	28
Share-based compensation	2,918	1,656	4,163
Unrealized foreign exchange	354	(171)	0
Interest accretion on balances of purchase payable	318	211	232
Gain on sale of subsidiary	(681)	0	0
Impairment of intangibles and goodwill	28,036	0	0
Deferred taxes	(3,202)	(3,140)	(395)
Changes in non-cash working capital items	5,739	(14,801)	(1,638)
Adjustments to reconcile profit (loss)	48,359	(7,098)	8,914
Net cash from (used in) operating activities	8,692	(19,573)	1,690
Investing activities
Additions to property and equipment, net of disposals	(4,488)	(984)	(463)
Additions to intangibles	(49)	(524)	(961)
Short-term deposits	1,324	(1,324)	0
Restricted cash	(47)	(41)	(2,124)
Business acquisitions and divestiture, net of cash acquired	(15,166)	24,869	(13,396)
Right-of-use assets	222
Net cash from (used in) investing activities	(18,204)	21,996	(16,944)
Financing activities
Line of credit and demand loan drawn (repaid)	(3,153)	(40,547)	24,066
Increase of long-term debt, net of related transaction costs	64,093	29,459	0
Repayment of long-term debt	(54,409)	(20,422)	(2,385)
Exercise of stock options	165	244	0
Repayment of lease liabilities	(1,754)
Payment of dividends and assumed dividend	0	(23,972)	0
Share issuance, net of share issue costs	0	50,047	8
Share redemption	0	(432)	(541)
Net cash from (used in) financing activities	4,942	(5,623)	21,148
Effect of exchange rate changes	579	1,536	2
Net change in cash	(3,991)	(1,664)	5,896
Cash, beginning of year	12,801	14,465	8,569
Cash, end of year	8,810	12,801	14,465
Interest paid	1,562	1,789	897
Income taxes paid	$ 420	$ 308	$ 830